Description of Business (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents	$ 1,629,512		$ 45,156		$ 1,629,512		$ 45,156
Accumulated deficit	9,784,384		5,635		9,784,384		5,635
Net loss	3,586,220	$ 6,192,529	5,635		9,778,749
Negative cash flows from operating activities			56		3,236,742
Benson Hill, Inc
Cash and cash equivalents	12,992,000		9,743,000	$ 5,718,000	12,992,000	$ 5,718,000	9,743,000	$ 2,616,000	$ 2,989,000	$ 1,377,000
Marketable securities	29,634,000		100,334,000		29,634,000		100,334,000	8,315,000
Term debt and notes payable			29,810,000				29,810,000	16,290,000
Accumulated deficit	204,089,000		$ 154,322,000		204,089,000		154,322,000
Net loss	$ 27,419,000			$ 12,749,000	49,766,000	24,828,000	67,159,000	43,910,000	18,089,000
Negative cash flows from operating activities					$ 47,257,000	$ 22,528,000	$ 52,678,000	$ 44,353,000	$ 13,363,000